TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31
	2016	2015
Deferred tax assets:
Carryforward tax losses	$11,892	$14,205
Research and development credit	601	396
Accrued social benefits and other	683	791

	13,176	15,392
Less - valuation allowance	(13,176)	(15,392)

Net deferred tax assets	$-	$-

Components of Income (Loss) Before Income Taxes
The components of income (loss) before income taxes are as follows:

	Year ended December 31,
	2016	2015	2014

Domestic	$3,018	$(755)	$3,350
Foreign	(1,079)	(47)	(2,444)

Income (loss) before income taxes	$1,939	$(802)	$906

Reconciliation of Theoretical Tax Benefit and Actual Tax Expense

	Year ended December 31,
	2016	2015	2014

Income (loss) before income taxes, as reported in the statements of operations	$1,939	$(802)	$906

Statutory tax rate in Israel	25%	26.5%	26.5%

Theoretical tax benefit	$485	$(213)	$240

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(98)	(2)	(176)
Non-deductible expenses and other permanent differences	683	446	222
Differences in taxes arising from foreign currency exchange, net	(324)	641	1,715
Losses and timing differences for which valuation allowance was provided, net	(1,102)	(451)	(2,326)
Withholding taxes that were deducted by the Company's customers	6	121	180
Other	374	(421)	325

Income taxes	$24	$121	$180